Share-Based Compensation - Summary of Key Assumptions for Options Granted (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) yr $ / shares	Dec. 31, 2020 USD ($) yr $ / shares	Dec. 31, 2019 USD ($) yr $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price during the year	$ 13.8	$ 6.6	$ 0.9
Option life | yr	10	10	10
Expected early exercise multiple	2.2	2.2	2.2
Dividend yield
Forfeiture rate		9.50%	9.50%
Weighted average fair value of options granted during the year | $	$ 10.6	$ 4.2	$ 1.2
Bottom of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date share price	$ 4.3	$ 2.1	$ 1.9
Risk-free interest rate	1.20%	0.80%	1.70%
Expected volatility	60.50%	61.80%	56.60%
Forfeiture rate	3.00%
Top of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date share price	$ 23.3	$ 11.1	$ 2.1
Risk-free interest rate	1.70%	1.10%	2.10%
Expected volatility	62.20%	77.40%	77.40%
Forfeiture rate	9.60%